New standards	12 Months Ended
Dec. 31, 2022
Disclosure of changes in accounting estimates [abstract]
New standards [Text Block]

4. New standards

New standards issued but not yet effective

Amendment to IAS 1 - Presentation of Financial Statements

The amendments to IAS 1 clarify that only covenants with which an entity is required to comply on or before the reporting date affect the classification of a liability as current or non-current. In addition, an entity has to disclose information in the notes that enables users of financial statements to understand the risk that non-current liabilities with covenants could become repayable within twelve months. Classification is unaffected by the expectations that the entity will exercise its right to defer settlement of a liability. Lastly, the amendments clarify that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets. The amendments are effective for annual periods beginning on or after January 1, 2024. Earlier application is permitted. The Company has not yet determined the effect of adoption of this amendment on its consolidated financial statements.